Related Party Transactions (Details Narrative)	3 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Due to related parties	$ 125,402			$ 210,070
Management fees	76,500		$ 315,753
Director fees	$ 157,385		244,490
Number of shares issued | shares	400,000
Trade and other payables	$ 115,304
Settle of debt	$ 2,957
Vested shares issued | shares	10,180,000	10,180,000
Notes receivables	$ 1,020,697			$ 1,062,062	$ 1,193,641
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares	138,000	138,000		4,425,062
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares	552,000	552,000
Related parties [member]
IfrsStatementLineItems [Line Items]
Stock based compensation	$ 153,922
Settle of debt	118,261	$ 160,000
Officer [Member]
IfrsStatementLineItems [Line Items]
Notes receivables	$ 466,192			$ 450,325
Interest rate	5.00%
Director fees [member]
IfrsStatementLineItems [Line Items]
Director fees	$ 40,800		$ 18,000
Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,010,000
Directors [member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares	100,000	100,000
Reduction to equity	$ 16,563